SCHEDULE OF NON-CURRENT ASSETS BY GEOGRAPHY (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets	$ 4,157	$ 2,575	$ 3,442
Goodwill	8,993	8,993
Property and Equipment	2,455	2,116
Total	15,605	13,684
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets
Goodwill
Property and Equipment	10	16
Total	10	16
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets
Goodwill
Property and Equipment	10	11
Total	10	11
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets
Goodwill
Property and Equipment	208
Total	208
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets	4,157	2,575
Goodwill	8,993	8,993
Property and Equipment	2,227	2,089
Total	$ 15,377	$ 13,657